Consolidated Balance Sheets Details Consolidated Balance Sheet Details - Intangibles Assets Useful Life (Details)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Acquired Technology
Intangible Assets, Weighted average remaining useful lives [Line Items]
Intangible assets, remaining useful life	3 years 2 months	3 years 4 months 8 days
Intellectual property
Intangible Assets, Weighted average remaining useful lives [Line Items]
Intangible assets, remaining useful life	7 years	8 years 5 months 14 days
Other acquired intangibles
Intangible Assets, Weighted average remaining useful lives [Line Items]
Intangible assets, remaining useful life	4 years 4 months 15 days	5 years 14 days